METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                  (formerly, Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                         Management        Other             Total Annual
                                                         Fees*             Expenses*         Expenses
                                                        (after fee       (after Expense    (after Expense
                                                         waiver           Reimbursement     Reimbursement
                                                         for certain      for certain        for certain
                                                         Portfolios)      Portfolios)        Portfolios)

J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.



                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$71.79  (a)$112.12    (a)$159.89   (a)$245.92
                                                 (b)$21.79  (b)$ 67.12    (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$72.09  (a)$113.03    (a)$161.41   (a)$249.00
                                                 (b)$22.09  (b)$ 68.03    (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$71.69  (a)$111.82    (a)$159.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25



5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.


6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $16.79
End of Period                                $19.01
Number of Accum. Units Outstanding           2,676,924

AIM V.I. International Equity Sub-Account
Beginning of Period                          $17.42
End of Period                                $14.29
Number of Accum. Units Outstanding           526,284

AIM V.I. Value Sub-Account
Beginning of Period                          $16.73
End of Period                                $15.47
Number of Accum. Units Outstanding           5,101,650

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period                          $19.04
End of Period                                $18.25
Number of Accum. Units Outstanding           3,542,428

Real Estate Investment Sub-Account
Beginning of Period                          $7.47
End of Period                                $9.21
Number of Accum. Units Outstanding           775,163


COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                          $13.77
End of Period                                $14.13
Number of Accum. Units Outstanding           10,720,603

Mid-Cap Value Sub-Account
Beginning of Period                          $10.88
End of Period                                $14.29
Number of Accum. Units Outstanding           3,125,895

Large Cap Research Sub-Account
Beginning of Period                          $14.64
End of Period                                $15.02
Number of Accum. Units Outstanding           2,745,993

Developing Growth Sub-Account
Beginning of Period                          $14.45
End of Period                                $12.54
Number of Accum. Units Outstanding           3,183,922

Lord Abbett Growth and Income
Sub-Account

Beginning of Period                          $39.46
End of Period                                $41.28
Number of Accum. Units Outstanding           20,067,383

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                          $18.38
End of Period                                $18.40
Number of Accum. Units Outstanding           12,161,843

Small Cap Stock Sub-Account
Beginning of Period                          $17.93
End of Period                                $18.25
Number of Accum. Units Outstanding           5,517,810

International Equity Sub-Account
Beginning of Period                          $16.33
End of Period                                $14.15
Number of Accum. Units Outstanding           7,883,400

Quality Bond Sub-Account
Beginning of Period                          $11.57
End of Period                                $12.20
Number of Accum. Units Outstanding           6,915,380

Large Cap Stock Sub-Account
Beginning of Period                          $22.55
End of Period                                $21.34
Number of Accum. Units Outstanding           10,790,040



GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account

Beginning of Period                          $11.53
End of Period                                $11.95
Number of Accum. Units Outstanding           2,415,955

KEMPER VARIABLE SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period                          $8.87
End of Period                                $9.04
Number of Accum. Units Outstanding           534,395

Kemper Government Securities Sub-Account
Beginning of Period                          $10.48
End of Period                                $11.08
Number of Accum. Units Outstanding           200,062

Kemper Small Cap Growth Sub-Account
Beginning of Period                          $15.49
End of Period                                $18.34
Number of Accum. Units Outstanding           234,715

Managed by Dreman Value Management, L.L.C.
Kemper-Dreman High Return Equity Sub-Account
Beginning of Period                          $ 9.19
End of Period                                $10.85
Number of Accum. Units Outstanding           11,685

MFS VARIABLE INSURANCE TRUST:
Managed by Massachusetts Financial
  Services Company

MFS Emerging Growth Sub-Account
Beginning of Period                          $23.06
End of Period                                $22.68
Number of Accum. Units Outstanding           1,634,774

MFS Research Sub-Account
Beginning of Period                          $14.89
End of Period                                $16.04
Number of Accum. Units Outstanding           1,403,589

MFS Growth With Income Sub-Account
Beginning of Period                          $12.70
End of Period                                $12.88
Number of Accum. Units Outstanding           1,919,955

MFS High Income Sub-Account
Beginning of Period                          $10.33
End of Period                                $10.18
Number of Accum. Units Outstanding           513,319

MFS Global Governments Sub-Account
Beginning of Period                          $10.26
End of Period                                $10.29
Number of Accum. Units Outstanding           13,812

MFS Bond Sub-Account
Beginning of Period                          $10.18
End of Period                                $10.62
Number of Accum. Units Outstanding           170,405


FRANKLIN  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES

Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
Beginning of Period                          $11.15
End of Period                                $10.61
Number of Accum. Units Outstanding           1,323,821

Managed by Templeton Global Advisors Limited

Templeton Growth Securities Sub-Account
Beginning of Period                          $12.56
End of Period                                $12.63
Number of Accum. Units Outstanding           162,933

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Sub-Account
Beginning of Period                          $11.46
End of Period                                $8.37
Number of Accum. Units Outstanding           564,216

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management & Research Company

VIP Growth Sub-Account
Beginning of Period                          $17.72
End of Period                                $17.80
Number of Accum. Units Outstanding           201,554

VIP Equity-Income Sub-Account
Beginning of Period                          $11.14
End of Period                                $11.50
Number of Accum. Units Outstanding           158,100

VARIABLE INSURANCE PRODUCTS FUND II
Managed by Fidelity Management & Research Company

VIP II Contrafund Sub-Account
Beginning of Period                          $15.14
End of Period                                $14.97
Number of Accum. Units Outstanding           278,386

VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management & Research Company

VIP III Growth Opportunities Sub-Account
Beginning of Period                          $12.07
End of Period                                $11.14
Number of Accum. Units Outstanding           92,599

VIP III Growth & Income Sub-Account
Beginning of Period                          $13.14
End of Period                                $13.15
Number of Accum. Units Outstanding           276,503

8.  The following replaces Appendix C - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:

AIM VARIABLE INSURANCE FUNDS



                                                              Accumulation   Unit     Performance
                                                         Column   A                            Column B
                                     Separate            (reflects all                         (reflects insurance
                                     Account             charges and                            charges and
                                     Inception           portfolio expenses)                    portfolio expenses)
Portfolio                            Date in       1 yr            5 yrs     10 yrs or   1 yr     5 yrs      10 yrs or since
                                     Portfolio                                 since                            inception
                                                                             inception
----------------                    ----------    --------         -----    ----------   -----   ---------   ------------------


AIM V.I. Capital                     12/31/97     48.63%               n/a      25.15%      53.23%    n/a        26.34%
Appreciation

AIM V.I.                             12/31/97     11.44%               n/a      12.48%     16.04%     n/a        13.88%
International
Equity

AIM V.I. Value                       12/31/97      3.92%               n/a      15.87%      8.52%      n/a       17.22%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)             12/31/97     11.49%               n/a      23.26%     16.09%      n/a       24.47%
Real Estate Investment
(Class A)                            12/31/97     17.02%               n/a      -4.86%     21.62%      n/a       -2.97%

MET INVESTORS SERIES TRUST (1)
J. P. Morgan Select Equity            5/1/96       8.31%               n/a      13.86%     12.91%      n/a       14.59%
J. P. Morgan Small Cap Stock          5/1/96      32.37%               n/a      12.52%     36.97%      n/a       13.30%
J. P. Morgan International Equity     5/1/96      -2.45%               n/a      6.76%       2.15%      n/a        7.66%
J. P. Morgan Quality Bond             5/1/96       0.47%               n/a      3.86%       5.07%      n/a        4.85%
J. P. Morgan Enhanced Index
(formerly Large Cap Stock)            5/1/96       1.06%               n/a      18.06%      5.66%      n/a       18.71%

Lord Abbett Bond Debenture            5/1/96       1.64%                n/a       7.01%      6.24%       n/a       7.90%
Lord Abbett Mid-Cap Value             8/20/97     29.57%                n/a      10.89%     34.17%       n/a      12.16%
Lord Abbett Developing Growth         8/20/97      0.24%                n/a      6.17%       4.84%       n/a       7.54%
Lord Abbett Growth and
Income (2)                           12/11/89     10.57%              15.04%     16.09%     15.17%      15.12%    16.14%

GENERAL AMERICAN CAPITAL COMPANY
Money Market                          6/3/96       0.14%                n/a      3.17%        4.75%       n/a     4.20%

KEMPER VARIABLE SERIES
Kemper Small Cap Value                12/31/97    1.61%                n/a      -5.51%        6.21%       n/a   -3.61%
Kemper Government
Securities                            12/31/97    0.61%                n/a       2.14%       5.21%        n/a    3.80%



Kemper Small Cap Growth               12/31/97   49.88%                n/a      23.48%     54.48%           n/a    24.70%
Kemper-Dreman High
  Return Equity                        5/15/98    8.40%                n/a      1.54%      13.00%           n/a    3.50%

MFS VARIABLE  INSURANCE TRUST
MFS Emerging Growth                   12/31/97   47.34%                n/a      33.65%     51.94%           n/a    34.71%
MFS Research                          12/31/97   26.25%                n/a      17.45%     30.85%           n/a    18.77%
MFS Growth With Income                12/31/97    7.18%                n/a      8.16%      11.78%           n/a    9.66%
MFS High Income                       12/31/97   -3.86%                n/a      -1.09%      0.74%           n/a    0.67%
MFS Global  Governments               12/31/97   -5.66%                n/a      -0.70%     -1.06%           n/a    1.04%
MFS Bond                               5/15/98   -1.09%                n/a      0.58%      3.51%            n/a    2.55%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, CLASS 1 SHARES
Templeton Developing Markets
  Securities (3)                      5/1/98   -12.77%                 n/a    -9.32%    -8.17%            n/a    -7.10%
Templeton International
  Securities (4)                      5/1/98     3.14%                 n/a      0.54%    7.74%            n/a     2.49%
Templeton Growth Securities (5)       1/19/99  -12.77%                 n/a     -2.88%   -8.17%            n/a    -0.05%


VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III

VIP Growth                            2/17/98   19.03%                 n/a       23.26%     23.63%         n/a     24.66%

VIP Equity-Income                     2/17/98    1.64%                 n/a       3.75%       6.23%         n/a     5.47%

VIP II Contrafund                     2/17/98   11.00%                 n/a      15.21%      15.60%         n/a     16.66%


VIP III Growth                        2/17/98   -6.71%                 n/a      2.48%      -2.11%          n/a     4.22%
Opportunities

VIP III Growth                        2/17/98    3.42%                 n/a       9.47%      8.02%          n/a     11.04%
& Income



(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(3) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

(4) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(5) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                  Fund    Performance           Accumulation   Unit            Performance

                                         Column A              Column   B                     Column C
                                                              (reflects all             (reflects insurance
                                                               charges and                charges and
                                                              portfolio expenses)        portfolio expenses)

                                             1 yr  5 yrs  10 yrs or     1 yr    5 yrs 10 yrs or  1 yr     5 yrs  10 yrs or
                                                           since                       since                      since
                                                         inception                    inception                   inception

AIM V.I. Capital
Appreciation               5/5/93           55.39%   20.47%   22.07%   48.63%   18.73%  20.33%   53.23%   18.81%   20.39%
AIM V.I.
International
Equity                     5/5/93           17.66%   14.42%   13.86%   11.44%   12.76%  12.21%   16.04%   12.84%   12.28%
AIM V.I. Value             5/5/93           10.04%   17.64%   19.42%   3.92%    15.94%  17.71%   8.52%    16.02%   17.77%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)   6/26/92          17.72%   25.82%   23.19%   11.49%   24.02%  21.44%   16.09%   24.09%   21.51%
Real Estate Investment
(Class A)                  1/9/97           23.33%   n/a      4.52%    17.02%   n/a     1.87%    21.62%   n/a      3.11%

GENERAL AMERICAN CAPITAL COMPANY
Money Market               10/1/87          6.22%    5.65%    5.20%    0.14%    4.09%   3.65%    4.75%    4.19%    3.74%

KEMPER VARIABLE SERIES
Kemper Small Cap Value     5/1/96           7.71%    n/a      3.51%    1.61%    n/a     1.01%    6.21%    n/a      2.08%
Kemper Government
Securities                 9/3/87           6.67%    6.11%    7.46%    0.61%    4.55%   5.90%    5.21%    4.64%    5.98%
Kemper Small Cap Growth    5/2/94           56.65%   26.74%   26.09%   49.88%   24.94%  24.29%   54.48%   25.01%   24.36%
Kemper-Dreman High
  Return Equity            5/4/98           14.59%   n/a      3.66%    8.40%    n/a     0.49%    13.00%   n/a      2.44%

MFS VARIABLE  INSURANCE TRUST
MFS Emerging  Growth      7/24/95           54.08%   29.42%   30.30%   47.34%   27.56%  28.43%   51.94%   27.63%   28.49%
MFS Research              7/26/95           32.69%   21.13%   21.24%   26.25%   17.94%  14.96%   30.85%   18.02%   15.02%
MFS Growth With Income    10/9/95           13.36%   n/a      18.27%   7.18%    n/a     16.08%   11.78%   n/a      16.65%
MFS High Income           7/26/95           2.16%    7.01%    6.93%    -3.86%   5.45%   5.36%    0.74%    5.54%    5.45%
MFS Global  Governments   6/14/94           0.33%    2.55%    3.79%    -5.66%   1.08%   2.30%    -1.06%   1.18%    2.40%
MFS Bond                 10/24/95           4.97%    n/a      5.17%    -1.09%   n/a     2.05%    3.51%    n/a      2.98%




FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Templeton Growth
  Securities(1)             3/15/94         7.63%    11.84%   11.44%   -12.77% 7.06%    7.42%    -8.17%   7.14%    7.50%
Templeton International
  Securities(2)              5/1/92         9.26%    13.41%   13.38%   3.14%    11.77%  11.75%   7.74%    11.85%   11.81%
Templeton Developing
  Markets Securities(3)      3/4/96         -6.88%   n/a      -10.58% -12.77%  n/a      -13.58% -8.17     n/a      -11.84%

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III

VIP Growth                   10/9/86        25.40%   21.44%   22.49%   19.03%   19.72%  20.77%   23.63%   19.80%   20.82%
VIP Equity-Income            10/9/86        7.73%    13.97%   17.67%   1.64%    12.34%  16.01%   6.23%    12.42%   16.06%
VIP II Contrafund             1/3/95        17.29%   19.48%   23.70%   11.00%   17.76%  21.96%   15.60%   17.84%   22.02%
VIP III Growth
Opportunities                 1/3/95        -0.73%   14.63%   17.03%   -6.71%   13.01%  15.40%   -2.11%   13.08%   15.46%
VIP III Growth
& Income                    12/31/96        9.54%    n/a      17.70%   3.42%    n/a     15.57%   8.02%    n/a      16.45%





   (1) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

   (2) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (3) Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.



CL-7058 (2/01)